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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

InvestmentCompany Actfile number: 811-22320

Russell Exchange Traded Funds Trust

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth Rhoden, Secretary and Chief Legal Officer
Russell Exchange Traded Funds Trust
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 206-505-7877

Date of fiscal year end: March 31

Date of reporting period: April 1, 2013 – September 30, 2013

Item 1. Reports to Stockholders

FUND
Russell Equity ETF

Russell Exchange Traded
Funds Trust

Russell Exchange Traded Funds
Trust is a series investment
company with a single investment
portfolio referred to as a Fund.

Russell Exchange Traded Funds Trust

Russell OneFund ETFsTM

Semi-annual Report

September 30, 2013 (Unaudited)

Table of Contents

Russell Exchange Traded Funds Trust.

Copyright © Russell Investments 2013. All rights reserved.

Russell Investments is a Washington, USA corporation, which operates through subsidiaries worldwide and is a subsidiary of The Northwestern Mutual Life Insurance Company.

Fund objectives, risks, charges and expenses should be carefully considered before investing. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through ALPS Distributors, Inc., member FINRA, not affiliated with Russell
Investments.

Performance quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current to the most recent month-end data may be obtained by visiting www.russelletfs.com/products

Russell Exchange Traded Funds Trust
Russell Equity ETF

Shareholder Expense Example — September 30, 2013 Unaudited

Fund Expenses	Please note that the expenses shown in the table are meant
The following disclosure provides important information	to highlight your ongoing costs only and do not reflect any
regarding the Fund’s Expense Example (“Example”).	transactional costs. Therefore, the information under the heading
“Hypothetical Performance (5% return before expenses)” is
Example	useful in comparing ongoing costs only, and will not help you
As a shareholder of the Fund, you incur two types of costs: (1)	determine the relative total costs of owning different funds. In
transaction costs, including brokerage commissions on purchases	addition, if these transactional costs were included, your costs
and sales of your Fund shares and (2) ongoing costs, including	would have been higher.
management fees and other Fund expenses. The Example is			Hypothetical
intended to help you understand your ongoing costs (in dollars) of			Performance (5%
investing in the Fund and to compare these costs with the ongoing		Actual	return before
costs of investing in other funds. The Example is based on an	Beginning Account Value	Performance	expenses)
investment of $1,000 invested at the beginning of the period and	April 1, 2013	$1,000.00	$1,000.00
held for the entire period indicated, which for this Fund is from	Ending Account Value
April 1, 2013 to September 30, 2013.	September 30, 2013	$1,080.20	$1,023.50
	Expenses Paid During Period*	$1.56	$1.52
Actual Expenses	* Expenses are equal to the Fund's annualized expense ratio of 0.30%
The information in the table under the heading “Actual	(representing the six month period annualized), multiplied by the average
Performance” provides information about actual account values	account value over the period, multiplied by 183/365 (to reflect the one-half
and actual expenses. You may use the information in this column,	year period). May reflect amounts waived and/or reimbursed. Without any
together with the amount you invested, to estimate the expenses	waivers and/or reimbursements, expenses would have been higher.
that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first column in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the table under the heading “Hypothetical
Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses
based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses
may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the
5% hypothetical examples that appear in the shareholder reports of other funds.

Shareholder Expense Example 3

Russell Exchange Traded Funds Trust
Russell Equity ETF

Schedule of Investments — September 30, 2013 (Unaudited)

Amounts in thousands (except share amounts)

			Fair
			Value
	Shares		$

Investments in Other ETFs - 99.6%
Consumer Discretionary Select Sector SPDR Fund	5,439		330
Consumer Staples Select Sector SPDR Fund	4,053		161
Energy Select Sector SPDR Fund	3,469		288
Financial Select Sector SPDR Fund	34,691		691
Health Care Select Sector SPDR Fund	6,395		323
Industrial Select Sector SPDR Fund	10,676		495
iShares Global Infrastructure ETF	6,715		254
iShares Micro-Cap ETF	1,235		84
iShares MSCI Canada ETF	5,874		166
iShares MSCI EAFE ETF	10,491		669
iShares MSCI EAFE Small-Cap ETF	6,948		337
iShares Russell 1000 Growth ETF	2,121		166
iShares Russell 2000 ETF	751		80
iShares Russell Mid-Cap ETF	2,362		328
Technology Select Sector SPDR Fund	21,942		703
Vanguard FTSE All-World ex-US ETF	34,309		1,668
Vanguard FTSE Developed Markets ETF	4,233		168
Vanguard FTSE Europe ETF	17,593		959
Vanguard FTSE Pacific ETF	6,922		420
Total Investments in Other ETFs
(identified cost $8,185)			8,290

Short-Term Investments - 0.4%
Russell U.S. Cash Management Fund	32,717	(8)	33
Total Short-Term Investments
(identified cost $33)			33

Total Investments 100.0%
(identified cost $8,218)			8,323

Other Assets and Liabilities,
Net - (0.0%)			(2)

Net Assets - 100.0%			8,321

(8) Unrounded units.

See accompanying notes which are an integral part of the financial statements.

4 Schedule of Investments

Russell Exchange Traded Funds Trust
Russell Equity ETF

Schedule of Investments, continued — September 30, 2013 (Unaudited)

Presentation of Portfolio Holdings
Amounts in thousands
		Fair Value
						% of Net
Portfolio Summary	Level 1	Level 2	Level 3		Total	Assets
Investments in Other ETFs	$8,290	$—		$—	$8,290	99.6
Short-Term Investments	—	33		—	33	0.4
Total Investments	8,290	33		—	8,323	100.0
Other Assets and Liabilities, Net						(—)*
						100.0
* Less than .05% of net assets.
For a description of the Levels see note 2 in the Notes to Financial Statements.
There were no significant transfers in and out of levels 1, 2, and 3 during the period ended September 30, 2013.

See accompanying notes which are an integral part of the financial statements.

Schedule of Investments 5

Russell Exchange Traded Funds Trust
Russell Equity ETF

Statement of Assets and Liabilities — September 30, 2013 (Unaudited)

Amounts in thousands
Assets
Investments, at identified cost	$8,218
Investments, at fair value*	8,323
Total assets	8,323
Liabilities
Payables:
Accrued fees to affiliates	2
Total liabilities	2
Net Assets	$8,321
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$3
Accumulated net realized gain (loss)	1,139
Unrealized appreciation (depreciation) on investments	105
Additional paid-in capital	7,074
Net Assets	$8,321
Net Asset Value, offering and redemption price per share:
Net asset value per share: (#)	$33.28
Net assets	$8,319,150
Shares outstanding ($.001 par value)	250,000

*Investments in Affiliates, Russell U.S. Cash Management Fund	$33
(#) Net asset value per share equals net assets divided by shares outstanding.

See accompanying notes which are an integral part of the financial statements.

6 Statement of Assets and Liabilities

Russell Exchange Traded Funds Trust
Russell Equity ETF

Statement of Operations — For the Period Ended September 30, 2013 (Unaudited)

Amounts in thousands
Investment Income
Income distribution from Underlying ETFs	$92

Expenses
Management fees	15
Expenses before reductions	15
Expense reductions	(2)
Net expenses	13
Net investment income (loss)	79

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(8)
In-kind redemptions	1,226
Net realized gain (loss)	1,218
Net change in unrealized appreciation (depreciation) on investments	(438)
Net realized and unrealized gain (loss)	780
Net Increase (Decrease) in Net Assets from Operations	$859

See accompanying notes which are an integral part of the financial statements.

Statement of Operations 7

Russell Exchange Traded Funds Trust
Russell Equity ETF

Statements of Changes in Net Assets

	Period
	Ended September 30,
	2013	Fiscal Year Ended
Amounts in thousands	(Unaudited)	March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$79	$97
Net realized gain (loss)	1,218	(6)
Net change in unrealized appreciation (depreciation)	(438)	422
Net increase (decrease) in net assets from operations	859	513
Distributions
From net investment income	(76)	(98)
Net decrease in net assets from distributions	(76)	(98)

Share Transactions*
Net increase (decrease) in net assets from share transactions	(1,796)	3,211

Total Net Increase (Decrease) in Net Assets	(1,013)	3,626

Net Assets
Beginning of period	9,334	5,708
End of period	$8,321	$9,334
Undistributed (overdistributed) net investment income included in net assets	$3	$—

*Share transaction amounts (in thousands) for the periods ended September 30, 2013 and March 31, 2013 were as follows:
	Period Ended September 30, 2013
	(Unaudited)		Fiscal Year Ended March 31,2013
	Shares	Dollars	Shares	Dollars

Proceeds from shares sold	200	$6,662	200	$5,993
Payments for shares redeemed	(250)	(8,458)	(100)	(2,782)
Total increase (decrease)	(50)	$(1,796)	100	$3,211

See accompanying notes which are an integral part of the financial statements.

8 Statements of Changes in Net Assets

(This page intentionally left blank)

Russell Exchange Traded Funds Trust
Russell Equity ETF

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$	$	$	$	$
	Net Asset Value,	Net	Net Realized	Total from	Distributions	$
	Beginning of	Investment	and Unrealized	Investment	from Net	Return of
	Period	Income (Loss)(b)	Gain (Loss)	Operations	Investment Income	Capital
September 30, 2013(1)	31.11	.30(a)(d)	2.17	2.47	(.30)	—
March 31, 2013	28.54	.54(a)(d)	2.76	3.30	(.73)	—
March 31, 2012(2)	25.45	.03(a)(d)	3.10	3.13	(.04)	—
December 31, 2011	27.80	.36(a)(d)	(2.13)	(1.77)	(.53)	(.05)
December 31, 2010(3)	25.00	.35(a)(d)	2.81	3.16	(.36)	—

(1)	For the period ended September 30, 2013 (Unaudited).
(2)	For the period January 1, 2012 to March 31, 2012.
(3)	For the period May 11, 2010 (commencement of operations) to December 31, 2010.
(a)	Average daily shares outstanding were used for this calculation.
(b)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the Underlying Funds in which the Fund invests.
(c)	Periods less than one year are not annualized.
(d)	May reflect amounts waived and/or reimbursed by Russell Investment Management Company (“RIMCo”).
(e)	The ratios for periods less than one year are annualized.
(f)	The calculation includes only those expenses charged directly to the Fund and does not include expenses charged to the Underlying Funds in which the Fund invests.
(g)	Portfolio turnover rate excludes securities received or delivered from in-kind creation or redemption units.
(h)	Less than 0.5%.

See accompanying notes which are an integral part of the financial statements.
10 Financial Highlights

						%
				%	%	Ratio of Net
	$		$	Ratio of Expenses	Ratio of Expenses	Investment Income
	Net Asset Value,	%	Net Assets,	to Average	to Average	to Average	%
$	End of	Total	End of Period	Net Assets,	Net Assets,	Net Assets	Portfolio
Total Distributions	Period	Return(c)	(000)	Gross(e)(f)	Net(e)(f)	(b)(e)	Turnover Rate(c)(g)
(.30)	33.28	8.02	8,321.35		.30(d)	.93(d)	4
(.73)	31.11	11.82	9,334.35		.35(d)	1.87(d)	11
(.04)	28.54	12.21	5,708.58		.35(d)	.48(d)	—(h)
(.58)	25.45	(6.32)	5,090.65		.35(d)	1.29(d)	6
(.36)	27.80	12.62	9,839.57		.53(d)	3.57(d)	—

See accompanying notes which are an integral part of the financial statements.
Financial Highlights 11

Russell Exchange Traded Funds Trust
Russell Equity ETF

Notes to Financial Statements — September 30, 2013 (Unaudited)

1. Organization
Russell Exchange Traded Funds Trust (the “Investment Company” or “RET” or “Trust”) is a series investment company with a single investment portfolio, the Russell Equity ETF (the “Fund”). The Investment Company is registered under the Investment
Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Delaware statutory trust. Prior to April 15, 2011, the name of the Trust was U.S. One Trust and the Fund name was One Fund ETF.
The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities and may be designed to track an index or to be actively managed. The Fund is a “fund of funds,” which means that the Fund seeks to achieve its investment objective by investing primarily in shares of other exchange-traded funds (“Underlying ETFs”). Russell Investment Management
Company (“Adviser” or “RIMCo”) employs an asset allocation strategy that seeks to provide exposure to multiple asset classes in a variety of domestic and foreign markets. The Adviser’s asset allocation strategy establishes a target asset allocation for the Fund and the Adviser then implements the strategy by selecting Underlying ETFs that represent each of the desired asset classes, sectors and strategies. The Adviser employs an active management strategy, meaning that it buys and holds Underlying ETFs based on its asset allocation views, not based on time period dependent rebalancing policies.
Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day. The date the shares began trading on the secondary market is the “commencement of operations” date.
The Fund issues and redeems shares at their respective NAV only in blocks of a specified number of shares or multiples thereof
(“Creation Units”). Only certain large institutional investors may purchase or redeem Creation Units directly with the Fund at NAV
(“Authorized Participants”). These transactions are in exchange for certain securities similar to the Fund’s portfolio and/or cash.
Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized
Participants may not redeem shares directly from the Fund.

2. Significant Accounting Policies
The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”)
which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
The Fund values its portfolio securities, the shares of the Underlying ETFs, at the last reported sale or settlement price.
Fair value of securities is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal market of the investment. To increase consistency and comparability in fair value measurement, the fair value hierarchy was established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique, such as a pricing model or the risks inherent in the inputs to a particular valuation technique).
Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.
Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs such as interest rates, yield curves, implied volatilities, credit spreads, or other market corroborated inputs.

12 Notes to Financial Statements

Russell Exchange Traded Funds Trust
Russell Equity ETF

Notes to Financial Statements, continued — September 30, 2013 (Unaudited)

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by Russell Fund Services (“RFSC”), acting at their discretion of the Board of Trustees (the “Board”) that are used in determining the fair market value of investments.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if any, are recorded on the basis of specific identified cost.

Investment Income
Distributions of income and capital gains from the Underlying ETFs are recorded on the ex-dividend date.

Federal Income Taxes
Since the Investment Company is a Delaware statutory trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to the Fund’s shareholders without regard to the income and capital gains (or losses) of any other funds.
For each year, the Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code
(the “Code”) and intends to distribute all of its taxable income and capital gains. Therefore, no federal income tax provision is required for the Fund.
The Fund files a U.S. tax return. At September 30, 2013, the Fund had recorded no liabilities for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns. While the statute of limitations remains open to examine the Fund’s U.S. tax return filed for tax years ended December 31, 2010 through December 31, 2012, no examinations are in progress or anticipated at this time. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Fund complies with the authoritative guidance for uncertainty in income taxes which requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than 50%
likelihood of being realized upon ultimate settlement with the relevant taxing authority. Management determined that no accruals need to be made in the financial statements due to uncertain tax positions. Management continually reviews and adjusts its liability for income taxes based on analyses of tax laws and regulations, as well as their interpretations, and other relevant factors.

Dividends and Distributions to Shareholders
Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income and excise tax on any remaining undistributed capital gains and net investment income. Dividends and distributions cannot be automatically reinvested in additional shares of the Fund.
The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from U.S. GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and U.S. GAAP relate primarily to investments in the Underlying ETFs sold at a loss, wash sale deferrals and in-kind transactions. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

Expenses
Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include those expenses incurred by the Underlying ETFs. Because the Underlying ETFs have varied expense and fee levels and the Fund may own different proportions of the Underlying ETFs at different times, the amount of the fees and expenses incurred indirectly by the Fund will vary.

Guarantees

Notes to Financial Statements 13

Russell Exchange Traded Funds Trust
Russell Equity ETF

Notes to Financial Statements, continued — September 30, 2013 (Unaudited)

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Underlying ETFs trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Underlying ETFs may also be exposed to counterparty risk or the risk that an institution or other entity with which the Underlying ETFs have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Underlying ETFs’ financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Underlying ETFs’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Underlying ETFs’ Statement of Assets and Liabilities.

3. Investment Transactions

Securities
During the period ended September 30, 2013, purchases and sales of the Underlying ETFs (excluding investments held for short-
term purposes and in-kind transactions) were as follows:

	Purchases	Sales
Russell Equity ETF	$380,050	$375,691

In-kind transactions during the period ended September 30, 2013 were as follows:
	Purchases	Sales
Russell Equity ETF	$6,578,692	$7,880,532

4. Related Party Transactions, Fees and Expenses
RIMCo advises the Fund and RFSC is the Fund’s administrator. RFSC is a wholly-owned subsidiary of RIMCo. RIMCo is a wholly-
owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company).
The Fund may also invest its cash reserves in the Russell U.S. Cash Management Fund, an unregistered fund advised by RIMCo and administered by RFSC. As of September 30, 2013, the Fund had invested $32,717 in the Russell U.S. Cash Management Fund.
The management fee of 0.35% is based upon the average daily net assets of the Fund and is payable monthly. The Adviser pays all expenses of the Fund other than the management fee, brokerage expenses, taxes, interest, fees and expenses of the Independent
Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses. Management fees paid by the Fund for the period ended September 30, 2013, were $14,986.

Waivers
Until July 31, 2014, RIMCo has contractually agreed to waive up to the full amount of its 0.35% management fee to the extent that total annual fund operating expenses, excluding extraordinary expenses, exceed 0.51% of the average daily net assets of the Fund on an annual basis. This waiver may not be terminated during the relevant period except with Board approval. Waivers by the Fund for period ended September 30, 2013, were $2,141.
RIMCo does not have the ability to recover amounts waived from previous periods.

Accrued Fees Payable to Affiliates
Accrued fees payable to affiliates for the period ended September 30, 2013, were $1,641.

Board of Trustees
The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 39 Funds, Russell Investment Funds
(“RIF”), which has 10 Funds and RET, which has 1 Fund. Each of the Trustees is a Trustee of RIC, RIF and RET. During the period, the Russell Fund Complex paid each of its independent Trustees a retainer of $87,000 per year; each of its interested Trustees a retainer of $75,000 per year; and each Trustee $7,000 for each regularly scheduled meeting attended in person and $3,500 for each special meeting and the Annual 38a-1 meeting attended in person, and for each Audit Committee meeting, Nominating and

14 Notes to Financial Statements

Russell Exchange Traded Funds Trust
Russell Equity ETF

Notes to Financial Statements, continued — September 30, 2013 (Unaudited)

Governance Committee meeting, Investment Committee meeting or any other committee meeting established and approved by the
Board that is attended in person. Each Trustee receives a $1,000 fee for attending regularly scheduled and special meetings by phone instead of receiving the full fee had the member attended in person (except for telephonic meetings called pursuant to the
Funds’ valuation and pricing procedures) and a $500 fee for attending committee meetings by phone instead of receiving the full fee had the member attended in person. Trustees’ out-of-pocket expenses are also paid by the Russell Fund Complex. The Audit
Committee Chair and Investment Committee Chair are each paid a fee of $15,000 per year and the Nominating and Governance
Committee Chair is paid a fee of $12,000 per year. The chairman of the Board receives additional annual compensation of $75,000.
Ms. Cavanaugh is not compensated by the Russell Fund Complex for service as a Trustee.

5. Federal Income Taxes
At March 31, 2013, the Fund had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever comes first. Available capital loss carryforwards are as follows:

	No Expiration
	Short-term	Long-term	Totals
Russell Equity ETF	$46,297	$ 32,306	$78,603

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At September 30, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Russell Equity ETF
Cost of Investments	$8,217,887
Unrealized Appreciation	$152,280
Unrealized Depreciation	(47,237)
Net Unrealized Appreciation (Depreciation)	$105,043

6. Fund Share Transactions (amounts in thousands)
As of September 30, 2013, there were an unlimited number of $0.001 par shares of beneficial interest authorized by the Trust.
Shares are created and redeemed by the Fund at their NAV only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Fund are not redeemable. The Shares are listed on the New York Stock Exchange Arca (the
“Exchange”), subject to notice of issuance. The Shares trade on the Exchange at market prices. These prices may differ from the
Shares’ NAV. The Shares are also redeemable only in Creation Unit aggregations, and generally in exchange for portfolio securities and a specified cash payment. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Fund’s custodian. A Creation Unit of the Fund consists of
50,000 Shares. Transactions in shares for the Fund for the periods ended September 30, 2013 and March 31, 2013 can be found following the Statements of Changes in Net Assets.

7. Subsequent Events
Management has evaluated events and/or transactions have occurred through the date the financial statements were available to be issued and noted no items requiring adjustments of the financial statements or additional disclosure.

Notes to Financial Statements 15

Russell Exchange Traded Funds Trust
Russell Equity ETF

Frequency Distribution of Discounts and Premiums — September 30, 2013 (Unaudited)

The chart below presents information about differences between the per share NAV of the Fund and the market trading price of shares of the Fund. For these purposes, the “market price” is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term “premium” is sometimes used to describe a market price in excess of NAV and the term “discount” is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund’s per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.
	Russell Equity ETF
	Number of	Percentage of
Premium/Discount Range	Days*	Total Days
Greater than 0.20% and less than or equal to 1.00%	19	1.53%
Greater than 0.05% and less than or equal to 0.20%	195	15.73%
Greater than -0.05% and less than or equal to 0.05%	555	44.76%
Greater than -0.20% and less than or equal to -0.05%	345	27.82%
Greater than -1.00% and less than or equal to -0.20%	126	10.16%
	1,240	100.00%
* Number of days are based on inception date which is one day prior to commencement of operations.

16 Frequency Distribution of Discounts and Premiums

Russell Exchange Traded Funds Trust
Russell Equity ETF

Shareholder Requests for Additional Information — September 30, 2013 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Fund at (888) 775-3837, (ii)
on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s public reference room.
The Board has delegated to RIMCo, as RET’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Fund may be invested. RIMCo has established a proxy voting committee (“Committee”) and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines
(“Guidelines”). The Fund maintains a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. A description of the P&P,
Guidelines, Portfolio Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Fund’s Statement of Additional Information (“SAI”). The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2013 is available (i) free of charge, upon request, by calling the Fund at (888) 775-
3837, (ii) at www.russelletfs.com, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov.
To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please contact your financial institution.
Some Financial Intermediaries may offer electronic delivery of the Fund’s prospectus and annual and semi-annual reports. Please contact your Financial Intermediary for further details.

Shareholder Requests for Additional Information 17

Russell Exchange Traded Funds Trust
Russell Equity ETF

Basis for Approval of Investment Advisory Contracts — (Unaudited)

Approval of Management Agreement
The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the Board of Trustees (the “Board”), including a majority of its members who are not considered to be “interested persons” under the 1940 Act (the “Independent Trustees”) voting separately, approve the continuation of the management agreement with RIMCo (the “RIMCo Agreement”) on at least an annual basis and that the terms and conditions of the RIMCo Agreement provide for its termination if continuation is not approved annually.
The Board, including all of the Independent Trustees, considered and approved the continuation of the RIMCo Agreement at a meeting held in person on April 18, 2013 (the “Annual Agreement Evaluation Meeting”) and approved the continuation of the RIMCo
Agreement again at a meeting held in person on August 26-27, 2013 (the “August Agreement Evaluation Meeting,” and with the
Annual Agreement Evaluation Meeting, the “2013 Agreement Evaluation Meetings”). Approval of the continuation of the RIMCo
Agreement at the August Agreement Evaluation Meeting was not required under the 1940 Act or by the terms and conditions of the
RIMCo Agreement, but rather was considered again to allow a rescheduling of the annual agreement evaluation meetings to later in the calendar year, beginning in 2014, in line with the terms and conditions of the RIMCo Agreement and the provisions of the 1940
Act requiring that the RIMCo Agreement be approved on an annual basis. During the course of a year, the Trustees receive a wide variety of materials regarding the investment performance of the Fund, sales and redemptions of the Fund’s shares, management of the
Fund, and other services provided by RIMCo and compliance with applicable regulatory requirements. In preparation for the review of the RIMCo Agreement at the Annual Agreement Evaluation Meeting, the Independent Trustees, with the advice and assistance of their independent counsel (“Independent Counsel”), also requested and the Board considered (1) information and reports prepared by
RIMCo relating to the services provided by RIMCo (and its affiliates) to the Fund; and (2) information (the “Third-Party Information”)
received from an independent, nationally recognized provider of investment company information comparing the performance of the
Fund and its operating expenses over various periods of time ended December 31, 2012 with other peer funds not managed by RIMCo, believed by the provider to be generally comparable in investment objectives to the Fund. The foregoing information requested by the
Trustees or otherwise provided by RIMCo is collectively called the “Agreement Evaluation Information.” The Fund’s other peer funds are collectively hereinafter referred to as the Fund’s “Comparable Funds,” and, with the Fund, such Comparable Funds are collectively hereinafter referred to as the Fund’s “Performance Universe” in the case of performance comparisons and the Fund’s “Expense
Universe” in the case of operating expense comparisons. Prior to each of the 2013 Agreement Evaluation Meetings, the Trustees received a memorandum from counsel to the Fund (“Fund Counsel”) discussing the legal standards for their consideration of the continuation of the RIMCo Agreement and the Independent Trustees separately receive a memorandum regarding their responsibilities from Independent Counsel.

On April 9, 2013, the Independent Trustees in preparation for the Annual Agreement Evaluation Meeting met by conference telephone call to review the Agreement Evaluation Information received to that date in a private session with their Independent Counsel at which no representatives of RIMCo or the Fund’s management were present and, on the basis of that review, requested additional
Agreement Evaluation Information. On April 17, 2013, the Independent Trustees met in a private session with Independent Counsel to review additional Agreement Evaluation Information received to that date. At the Annual Agreement Evaluation Meeting, the Board, including the Independent Trustees, reviewed the proposed continuance of the RIMCo Agreement with management, Independent
Counsel and Fund Counsel. Presentations made by RIMCo at the Annual Agreement Evaluation Meeting as part of this review encompassed the Fund. Information received by the Board, including the Independent Trustees, at the Annual Agreement Evaluation
Meeting is included in the Agreement Evaluation Information. Prior to voting at the Annual Agreement Evaluation Meeting, the non-
management members of the Board, including the Independent Trustees, met in executive session with Fund Counsel and Independent
Counsel to consider additional Agreement Evaluation Information received from RIMCo and management at the Annual Agreement
Evaluation Meeting.

In preparation for the August Agreement Evaluation Meeting, the Independent Trustees informed RIMCo of their intention to rely substantially upon the Agreement Evaluation Information in considering the continuation of the RIMCo Agreement if, and to the extent that, such information continued to be accurate and complete as of the date of the August Agreement Evaluation Meeting and such Agreement Evaluation Information continued to provide such information as would be reasonably necessary to evaluate the terms of the RIMCo Agreement. The Board requested that RIMCo provide any and all updated or supplemental information which, taken together with the Agreement Evaluation Information, would be reasonably necessary for the Board to consider at the August Agreement
Evaluation Meeting the continuation of the RIMCo Agreement (“Supplemental Agreement Evaluation Information”).

At the August Agreement Evaluation Meeting, the Independent Trustees met in a private session with Independent Counsel, at which no representatives of RIMCo or the Fund’s management were present, to review the proposed continuance of the RIMCo Agreement in light of the Agreement Evaluation Information, including the Third-Party Information, and the Supplemental Agreement Evaluation

18 Basis for Approval of Investment Advisory Contracts

Russell Exchange Traded Funds Trust Russell Equity ETF

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

Information. The Independent Trustees recalled and considered the factors and the findings that they reached in respect of those factors at the Annual Agreement Evaluation Meeting based upon the Agreement Evaluation Information, including the presentations made and the discussions that took place at that Meeting, and reviewed the Supplemental Agreement Evaluation Information received to that date. The Independent Trustees noted that the Annual Agreement Evaluation Meeting preceded the August Agreement Evaluation
Meeting by only four months and that the Supplemental Agreement Evaluation Information did not include any information that, in their judgment, adversely affected the bases of their evaluations and findings at the Annual Agreement Evaluation Meeting. At the
August Agreement Evaluation Meeting, materials provided and presentations made by RIMCo again encompassed the Fund. Among other things, RIMCo presented and discussed updated performance information for the Fund since the Annual Agreement Evaluation
Meeting. Information received by the Board, including the Independent Trustees, at the August Agreement Evaluation Meeting,
including regular quarterly information and reports, is included in the Supplemental Agreement Evaluation Information. Prior to
voting at the August Agreement Evaluation Meeting, the non-management members of the Board, including the Independent Trustees, met in executive session with Fund Counsel and Independent Counsel to consider continuation of the RIMCo Agreement in light of the
Agreement Evaluation Information, the Supplemental Agreement Evaluation Information and discussions and reviews conducted at the
2013 Agreement Evaluation Meetings.

The discussion below reflects all of the above reviews.

At the 2013 Agreement Evaluation Meetings, the Board considered that RIMCo is responsible under the RIMCo Agreement for determining, implementing and maintaining the investment program for the Fund. Assets are managed directly by RIMCo pursuant to authority provided by the RIMCo Agreement. RIMCo is responsible for investing the assets of the Fund in accordance with the Fund’s investment objective and policies.

In addition to these general factors relating to the Fund, the Trustees considered, with respect to the Fund, various specific factors in evaluating renewal of the RIMCo Agreement, including the following:

1	. The nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund by RIMCo;
2	. The management fee to be paid by the Fund to RIMCo (the “Management Fee”) and the fact that it encompasses fees paid for other services provided by RIMCo, its affiliates and other parties to the Fund, including services provided under the Supervision and Operational, Administrative, Fund Accounting, Master Custodian, Transfer Agency and Service, and
Distribution Agreements;
3	. Information provided by RIMCo as to other fees and benefits received by RIMCo or its affiliates from RIMCo’s relationship with the Fund;
4	. Information provided by RIMCo as to expenses incurred by the Fund; and
5	. Information provided by RIMCo as to the fact that it currently derives no profit, and does not expect to in the near term, from its exchange traded fund operations generally and from the Fund.

In evaluating the nature, scope and overall quality of the investment management and other services provided, and which are expected to be provided, to the Fund, including Fund portfolio management services, the Board considered that RIMCo’s investment management functions consist of two primary roles: managing the Fund’s portfolio and producing the daily creation and redemption baskets. At the Annual Agreement Evaluation Meeting, RIMCo reported, and the Board considered, that to meet the investment objective of the
Fund, RIMCo seeks to provide excess performance over its benchmark through active decisions on asset allocation, based on insights of
RIMCo’s strategist team, the use of valuation models to provide context around those insights, and RIMCo’s view on the capital markets environment. The Board discussed with senior representatives of RIMCo the impact on the Fund’s operations of changes in RIMCo’s senior management and other personnel providing investment management and other services to the Fund during the year preceding each 2013 Agreement Evaluation Meeting. The Board was not advised of any expected diminution in the nature, scope or quality of the investment management or other services provided to the Fund from such changes at either of the 2013 Agreement Evaluation
Meetings. The Board also discussed the impact of organizational changes on the Fund’s compliance program and RIMCo with the
Fund’s Chief Compliance Officer (the “CCO”) and received assurances from the CCO that such changes have not resulted, and are not expected to result, in any diminution in the scope and quality of the Fund’s compliance program.

With With respect to the Fund’s Management Fee, the Third-Party Information did not provide a ranking of the Fund’s Management
Fee on a contractual basis, but showed that the Fund’s Management Fee was ranked in the third quintile of its Expense Universe on

Basis for Approval of Investment Advisory Contracts 19

Russell Exchange Traded Funds Trust
Russell Equity ETF

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

an actual basis (i.e., giving effect to any voluntary fee waivers implemented by RIMCo and the advisers to the Fund’s Comparable
Funds). In these rankings, the first quintile represents funds with the lowest investment management fees among funds in the Expense
Universe and the fifth quintile represents funds with the highest investment management fees among the Expense Universe funds. The comparisons were based upon the latest fiscal years for the Expense Universe funds. In assessing the Fund’s Management Fee, the
Board has focused on actual management fees.

The Board considered for the Fund whether economies of scale have been realized and whether the Management Fee for the Fund appropriately reflects or should be revised to reflect any such economies. The Board considered the Fund’s limited operating history and opportunity for asset growth. The Board considered RIMCo’s advice that the Fund was not being marketed actively with the result that economies of scale are not likely to be experienced in the near term and that RIMCo has operated, and expects to continue to initially operate, the Fund at a loss.

The Board also considered, as a general matter, that fees payable to RIMCo by institutional clients with investment objectives similar to those of the Fund are lower than the rates paid by the Fund. The Trustees considered the differences in the nature and scope of services RIMCo provides to institutional clients and the Fund. RIMCo explained, among other things, that institutional clients have fewer compliance, administrative and other needs than the Fund. In addition, RIMCo noted that the Fund is subject to heightened regulatory requirements relative to institutional clients. The Board noted that RIMCo provides office space and facilities to the Fund and all of the Fund’s officers. Accordingly, the Trustees concluded that the services provided to the Fund are sufficiently different from the services provided to the other clients that comparisons are not probative and should not be given significant weight.

With respect to the Fund’s total expenses, the Third-Party Information showed that, giving effect to expense limitation arrangements in effect with RIMCo, the total expenses for the Fund ranked in the second quintile of its Expense Universe based upon the latest fiscal years for the Expense Universe funds. In these rankings, the first quintile represents the funds with the lowest total expenses among funds in the Expense Universe and the fifth quintile represents funds with the highest total expenses among the Expense Universe funds.

On the basis of the Agreement Evaluation Information and other information previously received by the Board from RIMCo during the course of the year, or presented at or in connection with the Annual Agreement Evaluation Meeting by RIMCo, the Board at the Annual
Agreement Evaluation Meeting found, after giving effect to any applicable waivers and/or reimbursements, (1) the Management Fee charged by RIMCo was reasonable in light of the nature, scope and overall quality of the investment management and other services provided, and expected to be provided, to the Fund; (2) the relative expense ratio of the Fund was comparable to those of its Comparable
Funds; (3) RIMCo’s methodology of allocating expenses of operating funds in the complex was reasonable; (4) other benefits and fees received by RIMCo or its affiliates from the Fund were not excessive; and (5) RIMCo’s profitability with respect to the Fund was not excessive in light of the nature, scope and overall quality of the investment management and other services provided by RIMCo. Based upon the Agreement Evaluation Information, the Supplemental Agreement Evaluation Information and other information previously received by the Board from RIMCo during the course of the year, or presented at or in connection with the 2013 Agreement Evaluation
Meetings by RIMCo, the Board confirmed each of the foregoing findings at the August Agreement Evaluation Meeting.

RIMCo discussed the performance of the Fund at each of the 2013 Agreement Evaluation Meetings. The Board concluded that, under the circumstances and based upon RIMCo’s explanations as to the performance of the Fund, the performance of the Fund was consistent with continuation of the RIMCo Agreement. The Board, in assessing the Fund’s performance, took into consideration the
Fund’s limited operating history under RIMCo’s management.

In evaluating performance, the Board considered the Fund’s absolute performance and performance relative to appropriate benchmarks and indices in addition to the Fund’s performance relative to its Comparable Funds. The Board noted that for the one-year period ended
December 31, 2012, the Fund, according to the Third-Party Information, outperformed relative to its benchmark and that the Fund’s performance was in the second quintile of its Performance Universe. The Board also considered, that effective November 1, 2011, the benchmark of the Fund changed from the S&P 500 Index to the Russell Developed Large Cap Index. The change was effected based upon RIMCo’s belief that the Russell Developed Large Cap Index better reflects the objectives and goals of the Fund.

After considering the foregoing and other relevant factors, the Board concluded at each of the 2013 Agreement Evaluation Meetings that continuation of the RIMCo Agreement on its current terms and conditions would be in the best interests of the Fund and its shareholders and voted to approve the continuation of the RIMCo Agreement.

20 Basis for Approval of Investment Advisory Contracts

Russell Exchange Traded Funds Trust
Russell Equity ETF

Basis for Approval of Investment Advisory Contracts, continued — (Unaudited)

In their deliberations, the Trustees did not identify any particular information as to the RIMCo Agreement that was all-important or controlling and each Trustee attributed different weights, if any, to the various factors considered

Basis for Approval of Investment Advisory Contracts 21

Russell Exchange Traded Funds Trust
Russell Equity ETF

Disclosure of Information about Fund Trustees and Officers — September 30, 2013
(Unaudited)

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Russell Investment Company (“RIC”), which has 40 funds, Russell Investment Funds (“RIF”), which has 10 funds and Russell
Exchange Traded Funds Trust (“RET”), which has 1 fund. Each of the trustees is a trustee of RIC, RIF and RET. The first table provides information for the interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers. Furthermore, each Trustee possesses the following specific attributes: Mr. Alston has business, financial and investment experience as a senior executive of an international real estate firm and is trained as a lawyer; Ms. Blake has had experience as a certified public accountant and has had experience as a member of boards of directors/trustees of other investment companies; Ms. Burgermeister has had experience as a certified public accountant and as a member of boards of directors/trustees of other investment companies; Mr. Connealy has had experience with other investment companies and their investment advisers first as a partner in the investment management practice of PricewaterhouseCoopers LLP and, subsequently, as the senior financial executive of two other investment organizations sponsoring and managing investment companies; Mr. Fine has had financial, business and investment experience as a senior executive of a non-profit organization and previously, as a senior executive of a large regional financial services organization with management responsibility for such activities as investments, asset management and securities brokerage; Mr. Tennison has had business, financial and investment experience as a senior executive of a corporation with international activities and was trained as an accountant; Mr. Thompson has had experience in business, governance, investment and financial reporting matters as a senior executive of an organization sponsoring and managing other investment companies, and, subsequently, has served as a board member of other investment companies, and has been determined by the Board to be an audit committee financial expert; and Ms. Weston has had experience as a tax and corporate lawyer, has served as general counsel of several corporations and has served as a director of another investment company. Ms. Cavanaugh has had experience with other financial services companies, including companies engaged in the sponsorship, management and distribution of investment companies. As a senior officer and/or director of the Funds, the Adviser and various affiliates of the Adviser providing services to the Funds, Ms. Cavanaugh is in a position to provide the Board with such parties’ perspectives on the management, operations and distribution of the Funds.

No. of
Portfolios
					in Russell	Other
	Position(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

INTERESTED TRUSTEES
# Sandra Cavanaugh,	President and Chief	Until successor	•	President and CEO RIC, RIF and	50	None
Born May 10, 1954	Executive Officer	is chosen and		RET
	since 2012	qualified by	•	Chairman of the Board, Co-
1301 Second Avenue,		Trustees		President and CEO,
18th Floor	Trustee since 2012			Russell Financial
Seattle, WA 98101		Appointed until		Services, Inc.(“RFS”)
		successor is	•	Chairman of the Board, President
		duly elected and		and CEO, Russell Fund Services
		qualified		Company (“RFSC”)
			•	Director, RIMCo
			•	Chairman of the Board and
President, Russell Insurance
Agency, Inc. (“RIA”) (insurance
agency)
			•	May 2009 to December 2009,
Executive Vice President, Retail
Channel, SunTrust Bank
			•	2007 to January 2009, Senior Vice
President, National Sales —
Retail Distribution, JPMorgan
Chase/ Washington Mutual, Inc.
(investment company)
*	Each Trustee is subject to mandatory retirement at age 72.
#	Ms. Cavanaugh is also an officer and/or director of one or more affiliates of RIC and RIF and is therefore an Interested Trustee.

22 Disclosure of Information about Fund Trustees and Officers

Russell Exchange Traded Funds Trust
Russell Equity ETF

Disclosure of Information about Fund Trustees and Officers, continued —
September 30, 2013 (Unaudited)

No. of
Portfolios
					in Russell	Other
	Position(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

INTERESTED TRUSTEES (continued)
## Daniel P. Connealy,	Trustee since 2012	Appointed until	•	June 2004 to present, Senior Vice	50	None
Born June 6, 1946		successor is		President and Chief Financial
		duly elected and		Offÿÿicer, Waddell & Reed Financial,
1301 Second Avenue,		qualified		Inc. (investment company)
18th Floor
Seattle, WA 98101
###Jonathan Fine,	Trustee since 2012	Appointed until	•	President and Chief Executive	50	None
Born July 8, 1954		successor is		Officer, United Way of King County,
		duly elected and		WA (charitable organization)
1301 Second Avenue,		qualified
18th Floor
Seattle, WA 98101

No. of
Portfolios
					in Russell	Other
	Position(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

INDEPENDENT TRUSTEES
Thaddas L. Alston	Trustee since 2012	Appointed until	•	Senior Vice President Larco	50	None
Born April 7, 1945		successor is		Investments, Ltd. (real estate firm)
	Chairman of	duly elected and
1301 Second Avenue,	the Investment	qualified
18th Floor	Committee since
Seattle, WA 98101	2012	Appointed until
successor is
duly elected and
qualified
Kristianne Blake,	Trustee since 2012	Appointed until	•	Director and Chairman of the Audit	50	Director, Avista
Born January 22, 1954		successor is		Committee, Avista Corp. (electric		Corp (electric
	Chairman since	duly elected and		utilities)		utilities); Trustee,
1301 Second Avenue,	2012	qualified	•	Trustee and Chairman of the		Principal
18th Floor				Operations Committee, Principal		Investor Funds
Seattle, WA 98101		Annual		Investor Funds and Principal		(investment
				Variable Contracts Funds		company);
				(investment company)		Trustee, Principal
			•	Regent, University of Washington		Variable
			•	President, Kristianne Gates Blake		Contracts Funds
				P.S. (accounting services)		(investment
company)
## Mr. Connealy is an officer of a broker-dealer that distributes shares of the Funds and is therefore classified as an Interested Trustee.
### Mr. Fine is classified as an Interested Trustee due to Ms. Cavanaugh’s service on the Board of Directors of UWKC and in light of charitable contributions made by Russell Investments to UWKC.
* Each Trustee is subject to mandatory retirement at age 72.

Disclosure of Information about Fund Trustees and Officers 23

Russell Exchange Traded Funds Trust
Russell Equity ETF

Disclosure of Information about Fund Trustees and Officers, continued —
September 30, 2013 (Unaudited)

No. of
Portfolios
					in Russell	Other
	Position(s) Held				Fund	Directorships
Name,	With Fund and	Term		Principal Occupation(s)	Complex	Held by Trustee
Age,	Length of	of		During the	Overseen	During the
Address	Time Served	Office*		Past 5 Years	by Trustee	Past 5 Years

INDEPENDENT TRUSTEES (continued)
Cheryl Burgermeister,	Trustee since 2012	Appointed until	•	Retired	50	Trustee and
Born June 26, 1951		successor is	•	Trustee and Chairperson of Audit		Chairperson of
		duly elected and		Committee, Select Sector SPDR		Audit Committee,
1301 Second Avenue,		qualified		Funds (investment company)		Select Sector
18th Floor			•	Trustee and Finance Committee		SPDR Funds
Seattle, WA 98101				Member/Chairman, Portland		(investment
				Community College (charitable		company)
				organization)		Trustee, ALPS
Series Trust
(investment
company)
Raymond P. Tennison, Jr.	Trustee since 2012	Appointed until	•	Vice Chairman of the Board,	50	None
Born December 21, 1955		successor is		Simpson Investment Company
	Chairman of	duly elected and		(paper and forest products)
1301 Second Avenue,	the Nominating	qualified	•	Until November 2010, President,
18th Floor	and Governance			Simpson Investment Company and
Seattle, WA 98101	Committee since			several additional subsidiary
	2012			companies, including Simpson
Timber company, Simpson Paper
Jack R. Thompson,	Trustee since 2012	Appointed until	•	September 2003 to September	50	Director, Board
Born March 21, 1949		successor is		2009, Independent Board Chair		Chairman and
	Chairman of the	duly elected and		and Chairman of the Audit		Chairman of the
1301 Second Avenue,	Audit Committee	qualified		Committee, Sparx Asia Funds		Audit Committee,
18th Floor	since 2012			(investment company)		LifeVantage
Seattle, WA 98101		Appointed until	•	September 2007 to September		Corporation until
		successor is		2010, Director, Board Chairman		September 2010
		duly elected and		and Chairman of the Audit		(health products
		qualified		Committee, LifeVantage		company);
				Corporation		Director, Sparx
				(health products company)		Asia Funds until
2009 (investment
company)
Julie W. Weston,,	Trustee since 2012	Appointed until	•	Retired	50	None
Born October 2, 1943		successor is
duly elected and
1301 Second Avenue,		qualified
18th Floor
Seattle, WA 98101
* Each Trustee is subject to mandatory retirement at age 72.

24 Disclosure of Information about Fund Trustees and Officers

Russell Exchange Traded Funds Trust
Russell Equity ETF

Disclosure of Information about Fund Trustees and Officers, continued —
September 30, 2013 (Unaudited)

Position(s) Held
Name,	With Fund and	Term		Principal Occupation(s)
Age,	Length of	of		During the
Address	Time Served	Office		Past 5 Years

OFFICERS
Cheryl Wichers,	Chief Compliance	Until removed	•	Chief Compliance Officer, RIC, RIF and RET
Born December 16, 1966	Officer since 2011	by Independent	•	Chief Compliance Officer, RFSC
		Trustees	•	2005 to 2011 Chief Compliance Officer, RIMCo
1301 Second Avenue,
18th Floor
Seattle, WA 98101
Sandra Cavanaugh,	President and Chief	Until successor	•	CEO, U.S. Private Client Services, Russell Investments
Born May 10, 1954	Executive Officer	is chosen and	•	President and CEO, RIC, RIF, and RET.
	since 2012	qualified by	•	Chairman of the Board, Co-President and CEO, RES
1301 Second Avenue,		Trustees	•	Director, RIMCo
18th Floor			•	Chairman of the Board and President, RIA
Seattle, WA 98101			•	May 2009 to December 2009, Executive Vice President, Retail
Channel, SunTrust Bank
			•	2007 to January 2009, Senior Vice President, National Sales – Retail
Distribution, JPMorgan Chase/Washington Mutual, Inc.
			•	1997 to 2007, President – WM Funds Distributor & Shareholder
Services/WM Financial Services
Mark E. Swanson,	Treasurer and Chief	Until successor	•	Treasurer, Chief Accounting Offÿÿicer and CFO, RIC, RIF and RET
Born November 26, 1963	Accounting Officer	is chosen and	•	Director, RIMCo, RFSC, Russell Trust Company (“RTC”) and RFS
	since 2011	qualified by	•	Head of North America Operations, Russell Investments
1301 Second Avenue,		Trustees	•	May 2009 to October 2011, Global Head of Fund Operations,
18th Floor				Russell Investments
Seattle, WA 98101
Peter Gunning	Chief Investment	Until removed	•	Global Chief Investment Officer, Russell Investments
Born February 22, 1967	Officer since 2012	by Trustees	•	Chief Investment Officer, RIC and RIF
			•	Director, Frank Russell Company (investment consultant to
1301 Second Avenue,				institutional investors (“FRC”)
18th Floor			•	Chairman of the Board, President and CEO, RIMCo
Seattle, WA 98101			•	1996 to 2008 Chief Investment Officer, Russell, Asia Pacific
Jeffery T. Hussey	Chief Investment	Until removed	•	Global Chief Investment Officer, Russell Investments
Born May 2, 1969	Officer since 2013**	by Trustees	•	Chief Investment Officer, RIC, RIF and RET
			•	Chairman of the Board, President and CEO, RIMCo
1301 Second Avenue,				investors (“FRC”)
18th Floor			•	2008 to 2013 Chief Investment Officer, Fixed Income, Russell
Seattle, WA 98101				Investments
Mary Beth Rhoden	Secretary since 2011	Until successor	•	Associate General Counsel , Russell Investments
Albaneze		is chosen and	•	Secretary, RIMCo, RFSC and RFS.
Born April 25, 1969		qualified by	•	Secretary and Chief Legal Officer, RIC, RIF and RET
		Trustees	•	1999 to 2010 Assistant Secretary, RIC and RIF
1301 Second Avenue,
18th Floor
Seattle, WA 98101
** Through September 30, 2013.
*** Effective October 1, 2013.

Disclosure of Information about Fund Trustees and Officers 25

Russell Exchange Traded Funds Trust
Russell Equity ETF
1301 Second Avenue, Seattle, Washington 98101
(888) 775-3837

Interested Trustees	Transfer and Dividend Disbursing Agent
Sandra Cavanaugh	State Street Bank and Trust Company
Daniel P. Connealy	One Lincoln Street
Jonathon Fine	Boston, MA 02111
Independent Trustees	Custodian
Thaddas L. Alston	State Street Bank and Trust Company
Kristianne Blake	1200 Crown Colony Drive
Cheryl Burgermeister	Crown Colony Office Park
Raymond P. Tennison	Quincy, MA 02169
Jack R. Thompson	Office of Shareholder Inquiries
Julie W. Weston	1301 Second Avenue
Officers	Seattle, WA 98101
Sandra Cavanaugh, President and Chief Executive Officer	(800) 787-7354
Cheryl Wichers, Chief Compliance Officer	Distributor
Peter Gunning, Chief Investment Officer*	ALPS Distributors, Inc.
Jeffery T. Hussey, Chief Investment Officer**	1290 Broadway, Suite
Mark E. Swanson, Treasurer and Chief Accounting Officer	1100 Denver, CO 80203
Mary Beth Rhoden, Secretary
Adviser	* Through September 30, 2013.
Russell Investment Management Company	** Effective October 1, 2013
1301 Second Avenue
Seattle, WA 98101
Administrator
Russell Fund Services Company
1301 Second Avenue
Seattle, WA 98101

This report is prepared from the books and records of the Funds and is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of Russell Exchange Traded Funds Trust. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

26 Adviser and Service Providers

Item 2. Code of Ethics. [Annual Report Only]

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Items 5. Audit Committee of Listed Registrants. [Not Applicable]

Item 6. [Schedule of investments is included as part of the report to shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 12. Exhibit List

(a) Certification for principal executive officer of Registrant as required by Rule 30a-
2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

(b) Certification for principal executive officer and principal financial officer of
Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Exchange Traded Funds Trust

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh

Principal Executive Officer and Chief Executive Officer

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sandra Cavanaugh
Sandra Cavanaugh
Principal Executive Officer and Chief Executive Officer

Date: November 27, 2013

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: November 27, 2013